Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended			24 Months Ended		36 Months Ended		48 Months Ended		60 Months Ended		72 Months Ended		84 Months Ended		96 Months Ended		108 Months Ended		120 Months Ended
	Jul. 01, 2016	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026
C000132936 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Hedged Equity Fund (Investor Class/(MRIEX))
Accumulated Value		$ 10,000		$ 11,798.37		$ 16,313.5		$ 18,152.65		$ 20,993.79			$ 27,998.14		$ 24,205.62		$ 26,959.99		$ 30,825.54	$ 34,380.23		$ 36,585.18
C000156527 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Hedged Equity Fund (Class C/(MRCEX))
Accumulated Value		10,000		11,725.96		16,135.61		17,799.57		20,483.19			27,093.61		23,239.12		25,703.63		29,135.35	32,100.73		33,816.7
C000132937 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Hedged Equity Fund (Class A/(MRAEX))
Accumulated Value		10,000		11,768.75		16,269.74		18,047.67		20,814.38			27,637.09		23,824.49		26,455.94		30,182.25	33,501.55		35,565.87
C000003881 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Hedged Equity Fund (Legacy Class/(MEIFX))
Accumulated Value		10,000		11,805.51		16,384		18,229.57		21,109.57			28,110.29		24,310.48		27,110.31		31,006.21	34,498.01		36,710.46
C000003882 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Growth Fund (Legacy Class/(MERDX))
Accumulated Value		10,000		12,346.25		14,832.89		15,279.74		15,061.49			23,513		16,646.74		19,088.01		19,171.73	19,445.96		20,868.53
C000132941 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Growth Fund (Institutional Class/(MRRGX))
Accumulated Value		1,000,000		1,234,769.2		1,483,919.66		1,528,409.69		1,507,363.8			2,353,432.75		1,666,973.67		1,911,913.05		1,920,852.44	1,948,863.79		2,093,027.62
C000132940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Growth Fund (Class A/(MRAGX))
Accumulated Value		10,000		12,308.97		14,746.93		15,140.71		14,875.61			23,149.59		16,336.35		18,702.12		18,725.43	18,982.62		20,313.77
C000156528 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Growth Fund (Class C/(MRCGX))
Accumulated Value		10,000		12,220.49		14,530.59		14,816.49		14,457.95			22,336.44		15,654.54		17,776.93		17,676.83	17,789.38		18,897.01
C000132939 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Growth Fund (Investor Class/(MRIGX))
Accumulated Value		10,000		12,340.58		14,815.82		15,256.5		15,036.25			23,458.36		16,597.36		19,022.16		19,095.72	19,356.76		20,758.79
C000132942 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Contrarian Fund (Investor Class/(MFCIX))
Accumulated Value		10,000.01		12,306.87		15,438.08		15,420.45		14,655.15			24,422.64		20,219.67		23,384.73		24,085.61	28,151.98		36,521.22
C000156529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Contrarian Fund (Class C/(MFCCX))
Accumulated Value		10,000.01		12,212.42		15,199.07		15,042.63		14,157.51			23,362.84		19,155.88		21,933.56		22,356.1	25,857.31		33,209.18
C000132943 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Contrarian Fund (Class A/(MFCAX))
Accumulated Value		10,000.01		12,275.6		15,365.08		15,299.67		14,501.66			24,104.45		19,909.66		22,961.99		23,591.9	27,502.24		35,634.35
C000003883 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Contrarian Fund (Legacy Class/(MVALX))
Accumulated Value		10,000.01		12,335.78		15,509.56		15,502.56		14,743.06			24,586.98		20,363.68		23,563.56		24,275.29	28,381.1		36,840.86
C000132293 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Small Cap Growth Fund (Legacy Class/(MSGGX))
Accumulated Value		10,000		12,695.87		15,826.12		15,590.36		15,408.64			24,887.17		16,827.63		19,562.68		20,409.69	20,921.38		24,497.45
C000132296 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Small Cap Growth Fund (Institutional Class/(MSGRX))
Accumulated Value		1,000,000		1,271,885.52		1,585,504.52		1,563,851.95		1,546,784.43			2,499,432.05		1,690,734.58		1,967,596.87		2,055,117.66	2,110,926.65		2,475,046.36
C000132295 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Small Cap Growth Fund (Class A/(MSGAX))
Accumulated Value		10,000		12,661.56		15,734.93		15,458.49		15,212.51			24,499.5		16,504.4		19,128.62		19,901.83	20,345.22		23,762.47
C000156530 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Small Cap Growth Fund (Class C/(MSGCX))
Accumulated Value	$ 10,000				$ 12,572		$ 15,512		$ 15,132		$ 14,791	$ 23,657		$ 15,827		$ 18,206		$ 18,816			$ 19,082		$ 22,123
C000132294 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Small Cap Growth Fund (Investor Class/(MISGX))
Accumulated Value		10,000		12,700.42		15,819.25		15,572.47		15,359.16			24,806.4		16,758.44		19,475.48		20,310.84	20,825.43		24,371.33
CBOE S And P 500 Buy Write Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			CBOE S&P 500 Buy Write Index
Accumulated Value		10,000		11,205.83		12,021.47		12,403.25		11,046.06			14,058.93		13,690.99		14,926.47		16,256.41	17,922.24		21,030.24
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Accumulated Value		10,000		11,789.6		13,484.24		14,888.95		16,006.39			22,536.06		20,143.67		24,090.64		30,006.35	34,556.41		42,271.12
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
Accumulated Value	10,000	10,000		11,850.95	11,850.95	13,602.29	13,602.29	14,824.12	14,824.12	15,792.07	15,792.07	22,766.54	22,766.54	19,609.82	19,609.82	23,326.6	23,326.6	28,720.9	28,720.9	33,113.98	33,113.98	40,671.75	40,671.75
Russell 3000 C000132941 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000		1,185,094.58		1,360,229.17		1,482,411.78		1,579,206.75			2,276,654.43		1,960,981.98		2,332,659.97		2,872,089.76	3,311,398.11		4,067,175
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2500® Index
Accumulated Value		10,000		11,984.11		13,930.68		14,176.92		13,510.89			21,318.99		16,842.58		19,129.86		21,132.51	23,225.96		31,755.02
Russell 2500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2500® Growth Index
Accumulated Value		10,000		12,143.56		14,758.58		15,663.62		17,106.84			25,597.3		17,455.95		20,699.79		22,567.66	24,555.3		32,644.29
Russell 2500 Growth C000132941 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000		1,214,355.91		1,475,858.3		1,566,361.56		1,710,684.07			2,559,730.48		1,745,594.69		2,069,979		2,256,766.17	2,455,529.89		3,264,428.99
Russell 2500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2500® Value Index
Accumulated Value		10,000		11,836.06		13,195.89		12,941.99		10,936.16			17,851.18		15,496		17,103.02		19,025.7	21,017.39		29,117.02
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Growth Index
Accumulated Value	$ 10,000	10,000		12,440.17	$ 12,440.17	15,159.86	$ 15,159.86	15,085.55	$ 15,085.55	15,610.31	$ 15,610.31	$ 23,627.78	23,627.78	$ 15,728.81	15,728.81	$ 18,643.64	18,643.64	$ 20,347.04	20,347.04	22,326.36	$ 22,326.36	30,976.01	$ 30,976.01
Russell 2000 Growth C000132296 Index [Member]
Account Value [Line Items]
Accumulated Value		$ 1,000,000		$ 1,244,016.93		$ 1,515,986.4		$ 1,508,555.27		$ 1,561,030.75			$ 2,362,777.78		$ 1,572,881.46		$ 1,864,363.63		$ 2,034,703.58	$ 2,232,636.25		$ 3,097,600.95